Note 10 - Share-based Compensation	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
10.	Share-based compensation

On
February 24, 2017,
in connection with the IPO, the Company’s board of directors and shareholders approved a new equity compensation plan, the
2017
Omnibus Incentive Plan,
which became effective on
March
9,
2017
, to provide an additional incentive to selected officers, employees, non-employee directors, independent contractors and consultants of the Company (the “Participants”) under certain conditions. Under the
2017
Omnibus Incentive Plan, the maximum number of the Company’s ordinary shares reserved for issuance is
2,137,037
shares.

In
April
and
May 2017,
the Company granted a total of
1,137,037
restricted shares under the
2017
Omnibus Incentive Plan. The restricted shares were subject to service conditions vesting on various schedules for the Participants and certain performance conditions with respect to the research and development progress.

The following table summarizes total share-based compensation expense recognized for the six
months ended
June 30, 2016
and
2017:

	Six months ended June 30,
	2016	2017
	(Unaudited)	(Unaudited)

Research and development	-	6,930
General and administrative	-	1,826

Total	-	8,756